Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of Aptiv Solutions (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Mar. 25, 2015	May 07, 2014		Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2012
Business Acquisition [Line Items]
Goodwill				$ 571,523	$ 463,324	$ 357,523	$ 463,324
Aptiv Solutions
Business Acquisition [Line Items]
Property, plant and equipment		6,924
Goodwill		125,627	[1]
Cash and cash equivalents		3,484
Accounts receivable		25,091
Unbilled revenue		21,154
Prepayments and other current assets		4,180
Non-current assets		2,911
Accounts payable		(9,565)
Other liabilities		(29,782)
Payments on account		(31,094)
Non-current other liabilities		(11,303)
Loan notes payable		(17,790)	[2]
Net assets acquired		119,137
Cash consideration		143,500
Adjustments to cash consideration		(22,399)	[2]
Working capital adjustment	(1,964)	(1,964)
Net assets acquired/Net purchase consideration		119,137
Aptiv Solutions | Customer relationships
Business Acquisition [Line Items]
Intangible asset		21,400
Aptiv Solutions | Order Backlog
Business Acquisition [Line Items]
Intangible asset		$ 7,900

[1]	Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development. Goodwill related to the US portion of the business acquired is tax deductible.
[2]	Adjustments to cash consideration represent certain one-time liabilities (including loan notes) identified at the acquisition date which have subsequently been repaid.